Basis of Preparation (Details) $ / shares in Units, £ in Millions, $ in Millions					1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 16, 2027 $ / shares	Feb. 16, 2025	Feb. 16, 2022 GBP (£)	Feb. 16, 2022 USD ($)	Feb. 28, 2022	Jun. 30, 2022 GBP (£)	Sep. 30, 2023 GBP (£)	Dec. 31, 2021	Dec. 31, 2023 GBP (£)
Basis of Preparation (Details) [Line Items]
Cash in excess (in Pounds)						£ 400.0
Self-financed inventory (in Pounds)						£ 100.0
Interest rate, percentage						2.00%
Convertible notes, percentage	50.00%					100.00%
Aggregate Principal Amount (in Dollars) | $				$ 630.0
Convertible senior notes, percentage			2.00%	2.00%
Net proceeds (in Pounds)			£ 460.0
Sale and leaseback, years					20 years
Maximum [member]
Basis of Preparation (Details) [Line Items]
Total stocking facilities available (in Pounds)						£ 250.0
Minimum [member]
Basis of Preparation (Details) [Line Items]
Total stocking facilities available (in Pounds)						£ 174.0
Forecast [Member]
Basis of Preparation (Details) [Line Items]
Forecast cash balance (in Pounds)							£ 100.0
Cash savings balance (in Pounds)									£ 100.0
Gross proft margin, percentage							5.00%
Overhead costs (in Pounds)							£ 1.0
Leaseback transaction, percentage							50.00%
Cash in excess (in Pounds)							£ 50.0
Sales percentage								187.00%
Gross profit margin, percentage								3.70%
Additional savings (in Pounds)							£ 60.0
Gross margin, percentage							1.00%
Operating expense, percentage							24.00%
Conversion price, percentage		150.00%
Weighted average price per share (in Dollars per share) | $ / shares	$ 6.75